Income Taxes - Loss Before Provision for Income Taxes by Region (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Ireland			$ (35,898)	$ (27,620)	$ (12,366)
United States			(5,507)	(1,624)	204
Loss before income taxes	$ (20,123)	$ (20,522)	$ (41,405)	$ (29,244)	$ (12,162)